Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table presents the financial assets and liabilities measured at fair value on a recurring basis by balance sheet categories and fair value hierarchy level as defined in Note 1E:
	Total	Level 1	Level 2	Total	Level 1	Level 2
(MILLIONS OF DOLLARS)	December 31, 2017			December 31, 2016
Financial assets measured at fair value on a recurring basis:
Short-term investments
Classified as trading securities:
Equity(a)	$19	$—	$19	$—	$—	$—
Classified as available-for-sale securities:
Government and agency debt—non-U.S.	12,242	—	12,242	7,317	—	7,317
Corporate debt	2,766	—	2,766	2,783	—	2,783
Government debt—U.S.	252	—	252	2,630	—	2,630
Agency asset-backed debt—U.S.	23	—	23	39	—	39
Other asset-backed debt	79	—	79	367	—	367
Money market funds	2,115	—	2,115	1,431	—	1,431
Equity	16	16	—	1	1	—
	17,493	16	17,477	14,567	1	14,566
Total short-term investments	17,512	16	17,496	14,567	1	14,566
Other current assets
Derivative assets:
Interest rate contracts	104	—	104	26	—	26
Foreign exchange contracts	234	—	234	540	—	540
Total other current assets	337	—	337	566	—	566
Long-term investments
Classified as trading securities:
Equity(a)	266	224	42	236	165	71
Debt	73	73	—	89	89	—
	340	298	42	325	254	71
Classified as available-for-sale securities:
Government and agency debt—non-U.S.	387	—	387	863	—	863
Corporate debt	4,172	36	4,136	4,306	—	4,306
Government debt—U.S.	495	—	495	88	—	88
Other asset-backed debt	35	—	35	239	—	239
Money market funds	—	—	—	14	—	14
Equity	1,174	1,174	—	539	539	—
	6,264	1,210	5,054	6,049	539	5,510
Total long-term investments	6,603	1,507	5,096	6,374	793	5,581
Other noncurrent assets
Derivative assets:
Interest rate contracts	477	—	477	599	—	599
Foreign exchange contracts	7	—	7	90	—	90
Total other noncurrent assets	484	—	484	689	—	689
Total assets	$24,937	$1,523	$23,414	$22,197	$794	$21,403

Financial liabilities measured at fair value on a recurring basis:
Other current liabilities
Derivative liabilities:
Interest rate contracts	$1	$—	$1	$1	$—	$1
Foreign exchange contracts	201	—	201	443	—	443
Total other current liabilities	201	—	201	444	—	444
Other noncurrent liabilities
Derivative liabilities:
Interest rate contracts	177	—	177	147	—	147
Foreign exchange contracts	313	—	313	1,075	—	1,075
Total other noncurrent liabilities	490	—	490	1,222	—	1,222
Total liabilities	$691	$—	$691	$1,666	$—	$1,666

(a)	As of December 31, 2017 and December 31, 2016, equity securities of $42 million and $71 million, respectively, are held in trust for benefits attributable to the former Pharmacia Savings Plus Plan.

Financial Liabilities Not Measured at Fair Value on a Recurring Basis

The following table presents the financial liabilities not measured at fair value on a recurring basis, including the carrying values and estimated fair values using a market approach:
	December 31, 2017			December 31, 2016
	Carrying Value	Estimated Fair Value		Carrying Value	Estimated Fair Value
(MILLIONS OF DOLLARS)		Total	Level 2		Total	Level 2
Financial Liabilities
Long-term debt, excluding the current portion	$33,538	$37,253	$37,253	$31,398	$34,896	$34,896

Summary of Investments

The following table represents our investments by classification type:
	As of December 31,
(MILLIONS OF DOLLARS)	2017	2016
Short-term investments
Trading securities	$19	$—
Available-for-sale debt and equity securities	17,493	14,567
Held-to-maturity debt securities	1,138	688
Total Short-term investments	$18,650	$15,255

Long-term investments
Trading securities	$340	$325
Available-for-sale debt and equity securities	6,264	6,049
Held-to-maturity debt securities	4	7
Private equity investments carried at equity-method or cost	408	735
Total Long-term investments	$7,015	$7,116
Held-to-maturity cash equivalents	$719

Contractual Maturities of Available-for-sale and Held-to-maturity Securities

At December 31, 2017, the investment securities portfolio consisted of debt securities that were virtually all investment-grade.

Information on investments in debt and equity securities at December 31, 2017 and 2016 is as follows, including, as of December 31, 2017, the contractual maturities, or as necessary, the estimated maturities, of the available-for-sale and held-to maturity debt securities:

	December 31, 2017								December 31, 2016
		Gross Unrealized			Maturities (in Years)					Gross Unrealized
(MILLIONS OF DOLLARS)	Amortized Cost	Gains	Losses	Fair Value	Within 1	Over 1 to 5	Over 5	Total	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale debt securities
Government and agency debt––non-U.S.	$12,616	$61	$(48)	$12,629	$12,242	$387	$—	$12,629	$8,403	$11	$(235)	$8,179
Corporate debt(b)	6,955	15	(33)	6,938	2,766	2,630	1,542	6,938	7,162	16	(89)	7,089
Government debt––U.S.	765	—	(19)	747	252	495	—	747	2,729	1	(12)	2,718
Agency asset-backed debt––U.S.	24	—	(1)	24	23	—	—	24	41	—	(1)	39
Other asset-backed debt(c)	114	—	—	114	79	32	3	114	607	1	(2)	605
Held-to-maturity debt securities
Time deposits and other	1,091	—	—	1,091	1,087	—	4	1,091	830	—	—	830
Government and agency debt––non-U.S.	770	—	—	770	770	—	—	770	412	—	—	412
Total debt securities	$22,337	$77	$(100)	$22,313	$17,219	$3,544	$1,550	$22,313	$20,184	$29	$(339)	$19,873
Available-for-sale equity securities
Money market funds	$2,115	$—	$—	$2,115					$1,446	$—	$(1)	$1,445
Equity	728	586	(124)	1,190					426	239	(125)	540
Total available-for-sale equity securities	$2,843	$586	$(124)	$3,304					$1,872	$239	$(126)	$1,985

(a)	Issued by a diverse group of corporations.

(b)
Includes receivable-backed, loan-backed, and mortgage-backed securities, all of which are in senior positions in the capital structure of the security. Receivable-backed securities are collateralized by credit cards receivables, and loan-backed securities are collateralized by senior secured obligations of a diverse pool of companies or student loans. Mortgage-backed securities are collateralized by diversified pools of residential and commercial mortgages.

Schedule of Available-for-sale Securities Reconciliation

At December 31, 2017, the investment securities portfolio consisted of debt securities that were virtually all investment-grade.

Information on investments in debt and equity securities at December 31, 2017 and 2016 is as follows, including, as of December 31, 2017, the contractual maturities, or as necessary, the estimated maturities, of the available-for-sale and held-to maturity debt securities:

	December 31, 2017								December 31, 2016
		Gross Unrealized			Maturities (in Years)					Gross Unrealized
(MILLIONS OF DOLLARS)	Amortized Cost	Gains	Losses	Fair Value	Within 1	Over 1 to 5	Over 5	Total	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale debt securities
Government and agency debt––non-U.S.	$12,616	$61	$(48)	$12,629	$12,242	$387	$—	$12,629	$8,403	$11	$(235)	$8,179
Corporate debt(b)	6,955	15	(33)	6,938	2,766	2,630	1,542	6,938	7,162	16	(89)	7,089
Government debt––U.S.	765	—	(19)	747	252	495	—	747	2,729	1	(12)	2,718
Agency asset-backed debt––U.S.	24	—	(1)	24	23	—	—	24	41	—	(1)	39
Other asset-backed debt(c)	114	—	—	114	79	32	3	114	607	1	(2)	605
Held-to-maturity debt securities
Time deposits and other	1,091	—	—	1,091	1,087	—	4	1,091	830	—	—	830
Government and agency debt––non-U.S.	770	—	—	770	770	—	—	770	412	—	—	412
Total debt securities	$22,337	$77	$(100)	$22,313	$17,219	$3,544	$1,550	$22,313	$20,184	$29	$(339)	$19,873
Available-for-sale equity securities
Money market funds	$2,115	$—	$—	$2,115					$1,446	$—	$(1)	$1,445
Equity	728	586	(124)	1,190					426	239	(125)	540
Total available-for-sale equity securities	$2,843	$586	$(124)	$3,304					$1,872	$239	$(126)	$1,985

(a)	Issued by a diverse group of corporations.

(b)
Includes receivable-backed, loan-backed, and mortgage-backed securities, all of which are in senior positions in the capital structure of the security. Receivable-backed securities are collateralized by credit cards receivables, and loan-backed securities are collateralized by senior secured obligations of a diverse pool of companies or student loans. Mortgage-backed securities are collateralized by diversified pools of residential and commercial mortgages.

Held-to-maturity Securities

At December 31, 2017, the investment securities portfolio consisted of debt securities that were virtually all investment-grade.

Information on investments in debt and equity securities at December 31, 2017 and 2016 is as follows, including, as of December 31, 2017, the contractual maturities, or as necessary, the estimated maturities, of the available-for-sale and held-to maturity debt securities:

	December 31, 2017								December 31, 2016
		Gross Unrealized			Maturities (in Years)					Gross Unrealized
(MILLIONS OF DOLLARS)	Amortized Cost	Gains	Losses	Fair Value	Within 1	Over 1 to 5	Over 5	Total	Amortized Cost	Gains	Losses	Fair Value
Available-for-sale debt securities
Government and agency debt––non-U.S.	$12,616	$61	$(48)	$12,629	$12,242	$387	$—	$12,629	$8,403	$11	$(235)	$8,179
Corporate debt(b)	6,955	15	(33)	6,938	2,766	2,630	1,542	6,938	7,162	16	(89)	7,089
Government debt––U.S.	765	—	(19)	747	252	495	—	747	2,729	1	(12)	2,718
Agency asset-backed debt––U.S.	24	—	(1)	24	23	—	—	24	41	—	(1)	39
Other asset-backed debt(c)	114	—	—	114	79	32	3	114	607	1	(2)	605
Held-to-maturity debt securities
Time deposits and other	1,091	—	—	1,091	1,087	—	4	1,091	830	—	—	830
Government and agency debt––non-U.S.	770	—	—	770	770	—	—	770	412	—	—	412
Total debt securities	$22,337	$77	$(100)	$22,313	$17,219	$3,544	$1,550	$22,313	$20,184	$29	$(339)	$19,873
Available-for-sale equity securities
Money market funds	$2,115	$—	$—	$2,115					$1,446	$—	$(1)	$1,445
Equity	728	586	(124)	1,190					426	239	(125)	540
Total available-for-sale equity securities	$2,843	$586	$(124)	$3,304					$1,872	$239	$(126)	$1,985

(a)	Issued by a diverse group of corporations.

(b)
Includes receivable-backed, loan-backed, and mortgage-backed securities, all of which are in senior positions in the capital structure of the security. Receivable-backed securities are collateralized by credit cards receivables, and loan-backed securities are collateralized by senior secured obligations of a diverse pool of companies or student loans. Mortgage-backed securities are collateralized by diversified pools of residential and commercial mortgages.

Schedule of Short-term Borrowings

Short-term borrowings include:
	As of December 31,
(MILLIONS OF DOLLARS)	2017	2016
Commercial paper	$6,100	$5,800
Current portion of long-term debt, principal amount(a)	3,532	4,201
Other short-term borrowings, principal amount(b)	320	673
Total short-term borrowings, principal amount	9,951	10,674
Net fair value adjustments related to hedging and purchase accounting	14	24
Net unamortized discounts, premiums and debt issuance costs	(12)	(11)
Total Short-term borrowings, including current portion of long-term debt, carried at historical proceeds, as adjusted	$9,953	$10,688

(a)	For additional information, see Note 7D.

(b)	Other short-term borrowings primarily include cash collateral. For additional information, see Note 7F.

Schedule of Long-term Debt Instruments

The following table provides the components of our senior unsecured long-term debt, including the weighted-average stated interest rate for 2017 and 2016 by maturity.
	As of December 31,
(MILLIONS OF DOLLARS)	2017	2016
Notes due 2018 (2.3%)(a)	$—	$3,532
Notes due 2019 (1.3% and 1.8%)	4,848	3,350
Notes due 2020 (1.1% and 5.2%)	1,528	330
Notes due 2021 (3.5% and 3.9%)	3,550	4,260
Notes due 2022 (0.3%)	1,199	—
Notes due 2023 (4.3% and 4.3%)	1,592	1,592
Notes due 2024-2028 (3.5% and 3.9%)	6,259	5,360
Notes due 2034-2038 (5.7% and 5.9%)	4,886	6,102
Notes due 2039-2043 (5.2% and 6.4%)	5,606	3,745
Notes due 2044-2047 (4.2% and 4.2%)	3,315	2,250
Total long-term borrowings, principal amount	32,783	30,520
Net fair value adjustments related to hedging and purchase accounting	872	998
Net unamortized discounts, premiums and debt issuance costs	(125)	(130)
Other long-term obligations	8	9
Total long-term borrowings, carried at historical proceeds, as adjusted	$33,538	$31,398
Current portion of long-term debt, carried at historical proceeds (not included above (2.4% and 3.0%)	$3,546	$4,225

(a)	At December 31, 2017, the debt issuances have been reclassified to the current portion of long-term debt.

In 2017, we issued the following senior unsecured notes:
Settlement Date	Maturity Date	Interest Rate	Issue Currency	Principal Amount
March 6, 2017	March 2019	3-month EURIBOR+0.20% (0% floor)	Euro	€1,250
	March 2020	0.00%	Euro	1,000
	March 2022	0.25%	Euro	1,000
	March 2027	1.00%	Euro	750
				€4,000	(a)
December 19, 2017	June 2043	2.735%	U.K. pound	£1,376	(b)
March 17, 2017	March 2047	4.20%	U.S. dollar	$1,065	(c)

(a)	The weighted-average effective interest rate for the euro notes at issuance was 0.23%.

(b)
In December 2017, Pfizer exchanged approximately £833 million principal amount of the outstanding 6.50% debt due 2038 for £1.376 billion principal amount of 2.735% debt due 2043. This exchange constituted a debt extinguishment. See the following “Retirements” section for the income statement impact from the extinguishment.

(c)	The notes, issued in U.S. dollars in Taiwan, are redeemable, at our option, in whole but not in part, on each March 17 on or after March 17, 2020.

Schedule of Derivative Financial Instruments

The following table provides the fair value of the derivative financial instruments and the related notional amounts presented between those derivatives that are designated as hedging instruments and those that are not designated as hedging instruments:

(MILLIONS OF DOLLARS)	December 31, 2017			December 31, 2016
		Fair Value			Fair Value
	Notional	Asset	Liability	Notional	Asset	Liability
Derivatives designated as hedging instruments:
Foreign exchange contracts(a)	$18,723	$179	$459	$14,424	$468	$1,135
Interest rate contracts	12,430	581	178	15,991	625	148
		760	637		1,093	1,283

Derivatives not designated as hedging instruments:
Foreign exchange contracts	$14,300	$62	$54	$13,100	$162	$382

Total		$822	$691		$1,255	$1,665

(a)	As of December 31, 2017, the notional amount of outstanding foreign currency forward-exchange contracts hedging our intercompany forecasted inventory sales was $5.1 billion.

Schedule of Derivative Assets at Fair Value

The following table provides the fair value of the derivative financial instruments and the related notional amounts presented between those derivatives that are designated as hedging instruments and those that are not designated as hedging instruments:

(MILLIONS OF DOLLARS)	December 31, 2017			December 31, 2016
		Fair Value			Fair Value
	Notional	Asset	Liability	Notional	Asset	Liability
Derivatives designated as hedging instruments:
Foreign exchange contracts(a)	$18,723	$179	$459	$14,424	$468	$1,135
Interest rate contracts	12,430	581	178	15,991	625	148
		760	637		1,093	1,283

Derivatives not designated as hedging instruments:
Foreign exchange contracts	$14,300	$62	$54	$13,100	$162	$382

Total		$822	$691		$1,255	$1,665

(a)	As of December 31, 2017, the notional amount of outstanding foreign currency forward-exchange contracts hedging our intercompany forecasted inventory sales was $5.1 billion.

Schedule of Derivative Liabilities at Fair Value

The following table provides the fair value of the derivative financial instruments and the related notional amounts presented between those derivatives that are designated as hedging instruments and those that are not designated as hedging instruments:

(MILLIONS OF DOLLARS)	December 31, 2017			December 31, 2016
		Fair Value			Fair Value
	Notional	Asset	Liability	Notional	Asset	Liability
Derivatives designated as hedging instruments:
Foreign exchange contracts(a)	$18,723	$179	$459	$14,424	$468	$1,135
Interest rate contracts	12,430	581	178	15,991	625	148
		760	637		1,093	1,283

Derivatives not designated as hedging instruments:
Foreign exchange contracts	$14,300	$62	$54	$13,100	$162	$382

Total		$822	$691		$1,255	$1,665

(a)	As of December 31, 2017, the notional amount of outstanding foreign currency forward-exchange contracts hedging our intercompany forecasted inventory sales was $5.1 billion.

Schedule of Gains/(Losses) Incurred to Hedge or Offset Operational Foreign Exchange or Interest Rate Risk

The following table provides information about the gains/(losses) incurred to hedge or offset operational foreign exchange or interest rate risk:
	Amount of Gains/(Losses) Recognized in OID(a), (b)		Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (c)		Amount of Gains/(Losses) Reclassified from OCI into OID and COS (Effective Portion)(a), (c)
	As of December 31,
(MILLIONS OF DOLLARS)	2017	2016	2017	2016	2017	2016
Derivative Financial Instruments in Cash Flow Hedge Relationships:
Foreign exchange contracts(d)	$(6)	$(4)	$(12)	$(444)	$520	$(451)

Derivative Financial Instruments in Fair Value Hedge Relationships:
Interest rate contracts	(60)	(181)	—	—	—	—
Hedged item gain/(loss)	60	181	—	—	—	—
Foreign exchange contracts	(19)	(4)	—	—	—	—
Hedged item gain/(loss)	19	4	—	—	—	—

Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign exchange contracts	—	1	—	(15)	—

Non-Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency short-term borrowings	—	—	—	(26)	—	—
Foreign currency long-term debt(e)	—	—	(580)	—	—	—

Derivative Financial Instruments Not Designated as Hedges:
Foreign exchange contracts	(87)	(105)	—	—	—	—
All other net	—	—	2	1	1	(1)
	$(93)	$(107)	$(591)	$(483)	$520	$(452)

(a)
OID = Other (income)/deductions—net, included in Other (income)/deductions—net in the consolidated statements of income. COS = Cost of Sales, included in Cost of Sales in the consolidated statements of income. OCI = Other comprehensive income/(loss), included in the consolidated statements of comprehensive income.

(b)	There was no significant ineffectiveness for any period presented.

(c)
For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive income/(loss)––Unrealized holding gains/(losses) on derivative financial instruments, net. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive income/(loss)––Foreign currency translation adjustments, net.

(d)
Based on year-end foreign exchange rates that are subject to change, we expect to reclassify a pre-tax loss of $72 million within the next 12 months into Cost of sales. The maximum length of time over which we are hedging future foreign exchange cash flow relates to our $1.9 billion U.K. pound debt maturing in 2043.

(e)	Long-term debt includes foreign currency long-term borrowings with carrying values of $4.8 billion as of December 31, 2017, which are used as hedging instruments.